Offerings	Aug. 21, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share(1)(2)
Maximum Aggregate Offering Price	$ 4,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 612.40
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in pursuant to Rule 457(o) under the Securities Act of 1933, as amended.Includes the aggregate offering price of up to 112,500 additional shares of Common Stock that the underwriters have the option to purchase to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, issuable to Selling Stockholders upon exercise of the Warrants (3)
Maximum Aggregate Offering Price	$ 10,840,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,659.60
Offering Note	This Registration Statement also covers the resale by Selling Stockholders of up to 2,710,000 shares of Common Stock issuable on exercise of warrants by the Selling Stockholders as named in the Registration Statement.